SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

In February 2019, we paid a cash distribution of $0.4042 per common unit in respect of the three months ended December 31, 2018 to unitholders of record as of February 11, 2019. We also paid a cash distribution of $0.546875 per Series A Preferred Unit for the period from November 15, 2018 through to February 14, 2019 to our Series A Preferred unitholders of record as of February 12, 2019.